Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured on Recurring Basis
	September 30, 2022
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$46,950
Private Warrants	—	—	130
Bridge Warrants	—	—	4,686

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$161,282
Private Warrants	—	—	642
Obligation to issue registered shares of Class A Common Stock	—	—	12,635

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$161,282
Private Warrants	—	—	642
Obligation to issue registered shares of Class A Common Stock	—	—	12,635

	December 31, 2020
	Level 1	Level 2	Level 3
Liabilities:
Related party notes payable	$—	$—	$32,949
Notes payable	—	—	59,742
The9 Conditional Obligation	—	—	1,128

Schedule of summarizes financial instruments carried at fair value
	Bridge Warrants	Notes Payable at Fair Value	Private Warrants	Obligation to Issue Registered Shares
Balance as of December 31, 2021	$—	$161,282	$642	$12,635
Additions	6,971	44,500	—	—
Changes in fair value measurements	(2,285)	(4,549)	(326)	—
Payments of notes payable, including Payment Premium	—	(87,065)	—	—
Conversions of notes to common stock	—	(67,218)	—	—
Reclassification of Private Warrants to Public Warrants	—	—	(186)	—
Reclassification of obligation to issue registered shares upon adoption of ASC 2020-06		—	—	(12,635)
Balance as of September 30, 2022	$4,686	$46,950	$130	$—

	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	The9 Conditional Obligation	Private Warrants	Obligation to issue Registered Shares of Class A Common Stock
Balance as of December 31, 2019	$31,418	$22,326	$5,000	$—	$—
Proceeds	—	30,000	—	—	—
Changes in fair value	1,531	7,416	(3,872)	—	—
Balance as of December 31, 2020	$32,949	$59,742	$1,128	$—	$—
Proceeds, net or original issuance discount	—	171,929	—	—	—
Original issue discount (1)	—	11,860	—	—	—
Proceeds allocated to equity classified warrants	—	(17,596)	—	—	—
Issuance of warrant liabilities	—	—	—	290	—
Transaction costs and consent fees charged to interest expense	—	5,022	—	—	—
Private warrant liability and obligation to issue registered shares assumed in Business Combination	—	—	—	2,152	32,900
Repayment of principal and liquidation premium	(27,593)	(48,210)	—	—	—
Conversion to equity	(5,519)	(52,473)	(2,863)	—	—
Changes in fair value measurements	163	31,008	1,735	(1,800)	(20,265)
Balance as of December 31, 2021	$—	$161,282	$—	$642	$12,635